Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2011
Registrant Name	dei_EntityRegistrantName	CAPITAL PRIVATE CLIENT SERVICES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001474365
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
Capital Core Municipal Fund (Prospectus Summary) | Capital Core Municipal Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCMPX
Capital Short-Term Municipal Fund (Prospectus Summary) | Capital Short-Term Municipal Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSTMX
Capital California Core Municipal Fund (Prospectus Summary) | Capital California Core Municipal Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCMX
Capital California Short-Term Municipal Fund (Prospectus Summary) | Capital California Short-Term Municipal Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCSTX
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCBPX
Capital Global Equity Fund (Prospectus Summary) | Capital Global Equity Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGLOX
Capital Non-U.S. Equity Fund (Prospectus Summary) | Capital Non-U.S. Equity Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNUSX
Capital U.S. Equity Fund (Prospectus Summary) | Capital U.S. Equity Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUSEX